Basis of preparation of financial statements	12 Months Ended
Mar. 31, 2023
Basis of preparation of financial statements [Abstract]
Basis of preparation of financial statements
2.

Basis of preparation of financial statements

a.

Statement of compliance

These consolidated financial statements as of and for the year ended March 31, 2023 comply in all material aspects with the International Financial Reporting Standards and its interpretations (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements have been prepared by the Company as a going concern on the basis of relevant IFRS that are effective or elected for early adoption at the Company’s annual reporting date, March 31, 2023. These consolidated financial statements were authorized for issuance by the Company’s Board of Directors on June
1
3
, 2023.

b. Basis of measurement

These consolidated financial statements have been prepared on the historical cost convention and on an accrual basis, except for the following material items in the statement of financial position:

•	derivative financial instruments are measured at fair value;
•	financial assets are measured either at fair value or at amortized cost, depending on the classification;
•
employee defined benefit assets/(liabilities) are recognized as the net total of the fair value of plan assets, adjusted for actuarial gains/(losses) and the present value of the defined benefit obligation;

•	long-term borrowings are measured at amortized cost using the effective interest rate method;
•	share-based payments are measured at fair value;
•	investments in joint ventures are accounted for using the equity method;
•	assets held for sale are measured at fair value;
•	assets acquired and liabilities assumed as part of business combinations are measured at fair value;
•	contingent consideration arising out of business combination are measured at fair value; and
•
right-of-use the assets are recognized at the present value of lease payments that are not paid at that date. This amount is adjusted for any lease payments made at or before the commencement date, lease incentives received and initial direct costs, incurred, if any.

c.

Convenience translation (unaudited)

These consolidated financial statements have been prepared in Indian rupees. Solely for the convenience of the reader, these consolidated financial statements as of and for the year ended March 31, 2023 have been translated into U.S. dollars at the certified foreign exchange rate of U.S.$1.00 = Rs.82.19, as published by the Federal Reserve Board of Governors on March 31, 2023. No representation is made that the Indian rupee amounts have been, could have been or could be converted into U.S. dollars at such a rate or any other rate. Such convenience translation is not subject to audit by the Company’s Independent Registered Public Accounting Firm.

d. Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. In particular, information about significant areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements is included in the following notes:

•	Notes 3(a) and 15 — Evaluation of joint arrangements;
•	Note 3(b) — Assessment of functional currency;
•	Notes 3(c), 30 and 31 — Financial instruments;
•	Notes 3(d) and 6 — Business combinations;
•	Notes 3(e) and (f) — Useful lives of property, plant and equipment and intangible assets;
•	Notes 3(g) – Determination of cost for right-of-use assets and lease term;
•	Notes 3(h) and 10— Valuation of inventories;
•	Notes 3(i), 12, 13 and 14— Measurement of recoverable amounts of cash-generating units;
•	Notes 3 (j) and 27 — Assets and obligations relating to employee benefits;
•	Notes 3 (k) and 28— Share-based payments;
•	Note 3(l) and 18 — Provisions and other accruals;
•	Note 3(m) — Measurement of transaction price in a revenue transaction (sales returns, rebates and chargeback provisions);
•	Note 3(p) and 25 — Evaluation of recoverability of deferred tax assets, and estimation of income tax payable and income tax expense in relation to uncertain tax positions; and
•	Note 32 — Contingencies.

e. Current and non-current classification

The Company presents assets and liabilities in the balance sheet based on current/ non-current classification.

All assets and liabilities have been classified as current or non-current as per the Company’s normal operating cycle and other criteria set out in IAS 1,
“Presentation of financial statements”
.

Assets:

An asset is classified as current when it satisfies any of the following criteria:

a)	it is expected to be realized in, or is intended for sale or consumption in, the Company’s normal operating cycle;
b)	it is held primarily for the purpose of being traded;
c)	it is expected to be realized within twelve months after the reporting date; or
d)	it is cash or a cash equivalent unless it is restricted from being exchanged or used to settle a liability for at least twelve months after the reporting date.

Liabilities:

A liability is classified as current when it satisfies any of the followi ng
criteria:

a)	it is expected to be settled in the Company’s normal operating cycle;
b)	it is held primarily for the purpose of being traded;
c)	it is due to be settled within twelve months after the reporting date; or
d)
the Company does not have an unconditional right to defer settlement of the liability for at least twelve months after the reporting date. Terms of a liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

Current assets and liabilities include the current portion of non-current assets and liabilities respectively. All other assets and liabilities are classified as non-current. Deferred tax assets and liabilities are always classified as non-current.  The operating cycle is the time between the acquisition of assets for processing and their realization in cash and cash equivalents. The Company has identified twelve months as its operating cycle.